GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2018	2017
Deemed cost	$894,079	$900,000
Less: accumulated amortization	(696,546)	(643,917)

Gaming subconcession, net	$197,533	$256,083